Segment Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) [Line Items]
Total accounts receivable	10.00%	10.00%
Major customers [member]
Segment Information (Details) [Line Items]
Revenue percentage	10.00%
Taiwan [member]
Segment Information (Details) [Line Items]
Revenue percentage	66.00%	89.00%	75.00%
Hong kong [member]
Segment Information (Details) [Line Items]
Revenue percentage	10.00%